EXHIBIT 99.1

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	May 2008
Distribution Date:	June 20, 2008
Number of Days in Interest Period:	7

Section I. Original Deal Parameters

A. Original Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	13,486	236,061,502.62	8.62%	71.84	62.22	9.62
ii. Non-Prime Loans	12,957	237,913,639.20	12.20%	71.26	62.98	8.28
iii. Sub-Prime Loans	769	11,435,804.46	16.99%	66.45	58.70	7.75
iv. Pre-funding Account		0.00
v. Total Loans	27,212	485,410,946.28	10.57%	71.43	62.51	8.92

B. Bonds Issued

	Original Principal Balance	Coupon	Legal Final Maturity	CUSIP
i. Class A-1 Notes	75,000,000.00	2.72588%	June 22, 2009	35242Y AA 7
ii. Class A-2 Notes	190,000,000.00	One-Month LIBOR + 1.00%	October 20, 2011	35242Y AB 5
iii. Class A-3 Notes	69,000,000.00	One-Month LIBOR + 1.58%	June 20, 2012	35242Y AC 3
iv. Class A-4a Notes	40,300,000.00	5.36%	May 20, 2016	35242Y AD 1
v. Class A-4b Notes	20,000,000.00	One-Month LIBOR + 1.95%	May 20, 2016	35242Y AE 9
vi. Class B Notes	13,400,000.00	6.10%	May 20, 2016	35242Y AF 6
vii. Class C Notes	37,600,000.00	7.16%	May 20, 2016	35242Y AG 4
viii. Class D Notes	40,110,946.28	8.18%	May 20, 2016	35242Y AH 2

C. Spread Account

i. Initial Cash Deposit	10,921,746.29
ii. Spread Account Floor Amount	2,427,054.73
iii. Specified Spread Account Amount	10.25%	of Outstanding Pool Balance
iv. Initial Letter of Credit Commitment	27,911,129.41

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	May 2008
Distribution Date:	June 20, 2008
Number of Days in Interest Period:	7

Section II. Deal Status as of Previous Distribution Date

A. Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	13,486	236,061,502.62	8.62%	71.84	62.22	9.62
ii. Non-Prime Loans	12,957	237,913,639.20	12.20%	71.26	62.98	8.28
iii. Sub-Prime Loans	769	11,435,804.46	16.99%	66.45	58.70	7.75
iv. Pre-funding Account		0.00
v. Total Loans	27,212	485,410,946.28	10.57%	71.43	62.51	8.92

B. Bonds Outstanding

	Principal Balance	Unpaid Interest Shortfall Amount
i. Class A-1 Notes	75,000,000.00	0.00
ii. Class A-2 Notes	190,000,000.00	0.00
iii. Class A-3 Notes	69,000,000.00	0.00
iv. Class A-4a Notes	40,300,000.00	0.00
v. Class A-4b Notes	20,000,000.00	0.00
vi. Class B Notes	13,400,000.00	0.00
vii. Class C Notes	37,600,000.00	0.00
viii. Class D Notes	40,110,946.28	0.00

C. Spread Account

i. Spread Account Cash Balance	10,921,746.29
ii. Letter of Credit Commitment	27,911,129.41

D. Shortfall Amounts

i. Base Servicing Fee Shortfall	0.00
ii. Letter of Credit Commitment Fee Shortfall	0.00
iii. Additional Servicing Fee Shortfall	0.00

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	May 2008
Distribution Date:	June 20, 2008
Number of Days in Interest Period:	7

Section II. Deal Status as of Previous Distribution Date

E. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	29,619.30	0.00	0.00	0.00	0.00	0.00
ii. Non-Prime Loans	79,861.47	0.00	0.00	0.00	0.00	0.00
iii. Sub-Prime Loans	0.00	0.00	0.00	0.00	0.00	0.00
iv. Total Loans	109,480.77	0.00	0.00	0.00	0.00	0.00

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	1	0	0	0	0	0
ii. Non-Prime Loans	4	0	0	0	0	0
iii. Sub-Prime Loans	0	0	0	0	0	0
iv. Total Loans	5	0	0	0	0	0

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Previous Balance
i. Prime Loans	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
ii. Non-Prime Loans	0.03%	0.00%	0.00%	0.00%	0.00%	0.00%
iii. Sub-Prime Loans	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
iv. Total Loans	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Previous Number
i. Prime Loans	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
ii. Non-Prime Loans	0.03%	0.00%	0.00%	0.00%	0.00%	0.00%
iii. Sub-Prime Loans	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
iv. Total Loans	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	May 2008
Distribution Date:	June 20, 2008
Number of Days in Interest Period:	7

Section III. Collection Period Activity and Current Status

A. Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	13,272	229,117,828.67	8.63%	71.89	61.46	10.43
ii. Non-Prime Loans	12,804	232,379,753.25	12.20%	71.28	62.15	9.13
iii. Sub-Prime Loans	758	11,178,634.39	16.98%	66.47	57.89	8.58
iv. Pre-funding Account
v. Total Loans	26,834	472,676,216.31	10.59%	71.46	61.71	9.75

B. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	972,681.92	0.00	0.00	0.00	151,529.02	0.00
ii. Non-Prime Loans	3,659,942.49	26,022.22	0.00	0.00	249,535.42	0.00
iii. Sub-Prime Loans	201,791.05	25,200.55	0.00	0.00	19,128.68	0.00
iv. Total Loans	4,834,415.46	51,222.77	0.00	0.00	420,193.12	0.00

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	51	0	0	0	6	0
ii. Non-Prime Loans	206	2	0	0	12	0
iii. Sub-Prime Loans	17	2	0	0	1	0
iv. Total Loans	274	4	0	0	19	0

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Current Balance
i. Prime Loans	0.42%	0.00%	0.00%	0.00%	0.07%	0.00%
ii. Non-Prime Loans	1.57%	0.01%	0.00%	0.00%	0.11%	0.00%
iii. Sub-Prime Loans	1.81%	0.23%	0.00%	0.00%	0.17%	0.00%
iv. Total Loans	1.02%	0.01%	0.00%	0.00%	0.09%	0.00%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Current Number
i. Prime Loans	0.38%	0.00%	0.00%	0.00%	0.05%	0.00%
ii. Non-Prime Loans	1.61%	0.02%	0.00%	0.00%	0.09%	0.00%
iii. Sub-Prime Loans	2.24%	0.26%	0.00%	0.00%	0.13%	0.00%
iv. Total Loans	1.02%	0.01%	0.00%	0.00%	0.07%	0.00%

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	May 2008
Distribution Date:	June 20, 2008
Number of Days in Interest Period:	7

Section III. Collection Period Activity and Current Status

C. Collections

i. Simple Interest Contracts
a. Interest Collections	4,250,563.07
b. Principal Collections	12,734,729.97
ii. Net Liquidation Proceeds	0.00
iii. Post Disposition Recoveries	0.00
iv. Repurchase Amounts
a. Interest	0.00
b. Principal	0.00

D. Pre-funding Account

i. Beginning Balance	0.00
ii. Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii. Ending Balance	0.00

E. Total Available

i. Total Interest Collections	4,250,563.07
ii. Total Principal Collections	12,734,729.97
iii. Collected Funds	16,985,293.04
iv. Reinvestment Income Collected in Spread Account	0.00

F. Month End Pool Balance

i. Beginning Pool Balance	485,410,946.28
ii. Principal Collections	12,734,729.97
iii. Realized and Cram-Down Losses	0.00
iv. Month End Pool Balance	472,676,216.31

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	May 2008
Distribution Date:	June 20, 2008
Number of Days in Interest Period:	7

Section IV. Distribution Calculations

A. Servicing Fee

i. Servicing Fee Rate
a. Prime Receivable @ 1%	45,900.85
b. Non-prime Receivables @1.5%	69,391.48
c. Sub-prime Receivables @ 2%	4,447.26
d. Total Servicing Fee	119,739.58
e. Total Receivables @ 1.25%	117,981.83
ii. Base Servicing Fee (Less of id and ie)	117,981.83
iii. Previous Base Servicing Fee Shortfall	0.00
iv. Additional Servicing Fee	1,757.76
v. Previous Additional Servicing Fee Shortfall	0.00
vi. Total Additional Servicing Fee	1,757.76
vii. Supplemental Servicing Fee	138,375.09
viii. Total Supplemental Servicing Fee	138,375.09

B. Letter of Credit Commitment Fee

i. Letter of Credit Commitment Fee	1.00%
ii. Base Letter of Credit Commitment Fee	5,427.16
iii. Previous Letter of Credit Commitment Fee Shortfall	0.00
iv. Total Letter of Credit Commitment Fee Due	5,427.16

C. Swap Counterparty

i. Class A-2 Swap Payment (Net Swap Payment)	22,651.38
ii. Class A-3 Swap Payment (Net Swap Payment)	12,385.19
iii. Class A-4 Swap Payment (Net Swap Payment)	4,523.25
iv. Total Net Swap Payment	39,559.82
v. Swap Counterparty (subordinated swap termination payment)	0.00

D. Bond Interest

	One-Month LIBOR	Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due
i. Class A-1 Notes	—	2.73%	7	39,752.42	0.00	0.00	39,752.42
ii. Class A-2 Notes	2.47688%	3.48%	7	128,451.40	0.00	0.00	128,451.40
iii. Class A-3 Notes	2.47688%	4.06%	7	54,429.81	0.00	0.00	54,429.81
iv. Class A-4a Notes	—	5.36%	7	42,001.56	0.00	0.00	42,001.56
v. Class A-4b Notes	2.47688%	4.43%	7	17,215.64	0.00	0.00	17,215.64
vi. Class B Notes	—	6.10%	7	15,893.89	0.00	0.00	15,893.89
vii. Class C Notes	—	7.16%	7	52,347.56	0.00	0.00	52,347.56
viii. Class D Notes	—	8.18%	7	63,798.69	0.00	0.00	63,798.69
ix. Total				413,890.97	0.00	0.00	413,890.97

E. Bond Principal

i. Beginning Note Balance	485,410,946.28
ii. Current Pool Balance	472,676,216.31
iii. Principal Distributable Amount	12,734,729.97

F. Total Required Distributions	13,311,589.76
G. Total Available Funds	16,985,293.04
H. Required Distribution Shortfall	0.00
I. Cash Available in Spread Account	10,921,746.29
J. Reserve Account Draw	0.00

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	May 2008
Distribution Date:	June 20, 2008
Number of Days in Interest Period:	7

K. Letter of Credit Commitment	27,911,129.41
L. Letter of Credit Required Payment Amount	0.00
M. Total Cash Available for Distributions	16,985,293.04

Section V. Waterfall for Distributions

A. Total Available Funds	16,985,293.04

	Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B. Servicing Fee	117,981.83	117,981.83	0.00	16,867,311.21
C. Letter of Credit Commitment Fee	5,427.16	5,427.16	0.00	16,861,884.05
D. Swap Counterparty (Net Swap Payment)	39,559.82	39,559.82	0.00	16,822,324.23
E. Swap Counterparty and Class A Note Interest	281,850.83	281,850.83	0.00	16,540,473.40
F. Class A Principal Distributable Amount	12,734,729.97	12,734,729.97	0.00	3,805,743.43
G. Class B Note Interest	15,893.89	15,893.89	0.00	3,789,849.54
H. Class B Principal Distributable Amount	0.00	0.00	0.00	3,789,849.54
I. Class C Note Interest	52,347.56	52,347.56	0.00	3,737,501.98
J. Class C Principal Distributable Amount	0.00	0.00	0.00	3,737,501.98
K. Class D Note Interest	63,798.69	63,798.69	0.00	3,673,703.29
L. Class D Principal Distributable Amount	0.00	0.00	0.00	3,673,703.29
M. Spread Account	9,616,436.47	3,673,703.29	5,942,733.18	0.00
N. Payment of Additional Servicing Fee	1,757.76	0.00	1,757.76	0.00
O. Outstanding Letter of Credit Fees	0.00	0.00	0.00	0.00
P. Swap Counterparty (Subordinated Swap Termination Payment)	0.00	0.00	0.00	0.00
Q. Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	0.00
R. Deposit to Holders of Certificates	0.00	0.00	0.00	0.00

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	May 2008
Distribution Date:	June 20, 2008
Number of Days in Interest Period:	7

Section VI. Bond Reconciliation

	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	75,000,000.00	12,734,729.97	62,265,270.03	39,752.42	39,752.42	0.00
B. Class A-2 Notes	190,000,000.00	0.00	190,000,000.00	128,451.40	128,451.40	0.00
C. Class A-3 Notes	69,000,000.00	0.00	69,000,000.00	54,429.81	54,429.81	0.00
D. Class A-4a Notes	40,300,000.00	0.00	40,300,000.00	42,001.56	42,001.56	0.00
E. Class A-4b Notes	20,000,000.00	0.00	20,000,000.00	17,215.64	17,215.64	0.00
F. Class B Notes	13,400,000.00	0.00	13,400,000.00	15,893.89	15,893.89	0.00
G. Class C Notes	37,600,000.00	0.00	37,600,000.00	52,347.56	52,347.56	0.00
H. Class D Notes	40,110,946.28	0.00	40,110,946.28	63,798.69	63,798.69	0.00
I. Total	485,410,946.28	12,734,729.97	472,676,216.31	413,890.97	413,890.97	0.00

Section VII. Cumulative Net Loss Trigger Event

A. Cumulative Net Loss Calculation as of current distribution date	0.00%
B. Cumulative Net Loss Calculation as of previous distribution date	0.00%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?	No

Section VIII. Spread Account and Letter of Credit Reconciliation

A. Required Spread Account Parameters:
i. Spread Account Floor Amount	7,281,164.19
ii. Credit Enhancement Target Amount	48,449,312.17
iii. Spread Account Specified Amount	20,538,182.76

	Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment
B. Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment
i. Beginning Balance			10,921,746.29	27,911,129.41
ii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)	0.00	0.00	10,921,746.29	27,911,129.41
iii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)	0.00	0.00	10,921,746.29	27,911,129.41
iv. Deposit to Spread Account from Waterfall	3,673,703.29	0.00	14,595,449.58	27,911,129.41
v. Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured	0.00	0.00	14,595,449.58	27,911,129.41
vi. Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured	0.00	0.00	14,595,449.58	27,911,129.41
vii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured	0.00	0.00	14,595,449.58	27,911,129.41
viii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured	0.00	0.00	14,595,449.58	27,911,129.41

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	May 2008
Distribution Date:	June 20, 2008
Number of Days in Interest Period:	7

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period	0
B. Balance of loans extended during the current collection period	$0.00
C. Number of modifications during the current collection period	0
D. Balance of modified contracts during the current collection period	$0.00

Section X. Historical Portfolio Performance

	Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i. Prime Loans	0.00	0.00	0.00	0.00	1.4314%
ii. Non-Prime Loans	0.00	0.00	0.00	0.00	1.0803%
iii. Sub-Prime Loans	0.00	0.00	0.00	0.00	1.0530%
iv. Total Loans	0.00	0.00	0.00	0.00	1.2584%

Section XI. Franklin Resources Credit Rating

A. Moody’s
i. Short Term	P1
ii. Long Term	A1

B. Standard and Poor’s
i. Short Term	A1
ii. Long Term	A+